Acquisitions (Details) - Schedule of pro forma consolidated income statement	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of pro forma consolidated income statement [Abstract]
Revenue	$ 7,174,911
Net loss	$ (6,399,368)